ISSUED CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2019
ISSUED CAPITAL AND RESERVES
ISSUED CAPITAL AND RESERVES
ISSUED CAPITAL AND RESERVES
The following table details the common shares of the Company as of December 31:

	2019	2018

Authorized common shares (nominal value of US$0.001 per share)	1,849,190,670	1,849,190,670

Issued shares, including 7,603,731 shares held by a subsidiary of the Company	1,756,731,135	1,756,731,135

The holders of common shares are, subject to our by-laws and Bermuda law, generally entitled to enjoy all the rights attaching to common shares.
As of December 31, 2019, the Company’s largest shareholders and remaining free float are as follows:

Shareholder	Common shares	% of common and voting shares

L1T VIP Holdings S.à r.l. (“LetterOne”)	840,625,001	47.9%
Stichting Administratiekantoor Mobile Telecommunications Investor *	145,947,562	8.3%
Free Float, including 7,603,731 shares held by a subsidiary of the Company	770,158,572	43.8%
Total outstanding common shares	1,756,731,135	100.0%

* LetterOne is the holder of the depositary receipts issued by Stichting and is therefore entitled to the economic benefits (dividend payments, other distributions and sale proceeds) of such depositary receipts and, indirectly, of the 145,947,562 common shares represented by the depositary receipts. According to the conditions of administration entered into between Stichting and LetterOne (“Conditions of Administration”) in connection with the transfer of 145,947,562 ADSs from LetterOne to Stichting on March 29, 2016, Stichting has the power to vote and direct the voting of, and the power to dispose and direct the disposition of, the ADSs, in its sole discretion, in accordance with the Conditions of Administration and Stichting’s articles of association.
Telenor sale of shares
During 2019 Telenor East Holding II AS (“Telenor”), in a number of transactions, sold its whole shareholding in VEON Ltd. The transactions are in line with Telenor’s previously announced intention to fully divest its holding in VEON. The free float of the VEON Group has increased from approximately 29.6% to 43.8%.
Nature and purpose of reserves
Other capital reserves are mainly used to recognize the results of transactions that do not result in a change of control with non-controlling interest (see Note 14). The foreign currency translation reserve is used to record exchange differences arising from the translation of the financial statements of foreign subsidiaries, net of any related hedging activities (see Note 15).